REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.3%
	AEROSPACE & DEFENSE — 0.2%
98,000	Bombardier, Inc.(a)	7.8750	04/15/27	$ 99,089
89,000	Howmet Aerospace, Inc.	6.8750	05/01/25	98,523
214,000	TransDigm, Inc.	6.3750	06/15/26	218,011
99,000	TransDigm, Inc.	5.5000	11/15/27	99,656
				515,279
	AUTOMOTIVE — 0.3%
214,000	American Axle & Manufacturing, Inc.	6.2500	03/15/26	218,238
206,000	Ford Motor Company	4.3460	12/08/26	214,133
94,000	Ford Motor Company	4.7500	01/15/43	96,328
88,000	Ford Motor Company	5.2910	12/08/46	96,709
214,000	Goodyear Tire & Rubber Company	5.0000	05/31/26	217,573
				842,981
	BANKING — 0.1%
212,000	CIT Group, Inc.	5.0000	08/15/22	216,395

	BIOTECH & PHARMA — 0.2%
215,000	Bausch Health Companies, Inc.(a)	7.0000	01/15/28	193,185
107,000	Bausch Health Companies, Inc.(a)	6.2500	02/15/29	90,704
103,000	Endo Luxembourg Finance Company I Sarl / Endo US,(a)	6.1250	04/01/29	97,952
100,000	Par Pharmaceutical, Inc.(a)	7.5000	04/01/27	100,889
				482,730
	CABLE & SATELLITE — 0.5%
211,000	CCO Holdings, LLC / CCO Holdings Capital(a)	5.0000	02/01/28	213,375
95,000	CCO Holdings, LLC / CCO Holdings Capital(a)	5.3750	06/01/29	98,026
98,000	CCO Holdings, LLC / CCO Holdings Capital(a)	4.7500	03/01/30	97,154
100,000	CCO Holdings, LLC / CCO Holdings Capital(a)	4.5000	08/15/30	97,814
102,000	CCO Holdings, LLC / CCO Holdings Capital(a)	4.2500	02/01/31	97,590
96,000	DISH DBS Corporation	5.8750	11/15/24	96,995
92,000	DISH DBS Corporation	7.7500	07/01/26	94,916
207,000	DISH DBS Corporation	7.3750	07/01/28	200,364
204,000	Sirius XM Radio, Inc.(a)	5.5000	07/01/29	211,220
102,000	Sirius XM Radio, Inc.(a)	4.1250	07/01/30	97,333
				1,304,787

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.3% (Continued)
	CHEMICALS — 0.1%
208,000	Avient Corporation	5.2500	03/15/23	$ 213,409
138,000	Olin Corporation	5.5000	08/15/22	139,909
				353,318
	COMMERCIAL SUPPORT SERVICES — 0.1%
95,000	Prime Security Services Borrower, LLC / Prime(a)	5.7500	04/15/26	98,591
126,000	RR Donnelley & Sons Company	8.2500	07/01/27	146,002
				244,593
	CONTAINERS & PACKAGING — 0.2%
209,000	Ball Corporation	4.0000	11/15/23	215,862
197,000	Pactiv, LLC B	7.9500	12/15/25	212,249
173,000	Sealed Air Corporation(a)	6.8750	07/15/33	207,876
				635,987
	ELECTRIC UTILITIES — 0.4%
219,000	Calpine Corporation(a)	5.1250	03/15/28	214,150
94,000	FirstEnergy Corporation	4.4000	07/15/27	95,869
162,000	FirstEnergy Corporation	7.3750	11/15/31	207,753
214,000	PG&E Corporation	5.0000	07/01/28	214,401
329,000	Talen Energy Supply, LLC	6.5000	06/01/25	140,251
214,000	Vistra Operations Company, LLC(a)	5.5000	09/01/26	218,557
				1,090,981
	ELECTRICAL EQUIPMENT — 0.1%
199,000	WESCO Distribution, Inc.(a)	7.2500	06/15/28	213,441

	ENTERTAINMENT CONTENT — 0.2%
384,000	Diamond Sports Group, LLC / Diamond Sports Finance(a)	5.3750	08/15/26	177,283
196,000	Liberty Interactive, LLC	8.5000	07/15/29	201,351
218,000	Univision Communications, Inc.(a)	5.1250	02/15/25	219,936
				598,570
	FOOD — 0.4%
98,000	Kraft Heinz Foods Company	3.0000	06/01/26	99,062
94,000	Kraft Heinz Foods Company	3.8750	05/15/27	97,700
82,000	Kraft Heinz Foods Company	6.3750	07/15/28	99,947
67,000	Kraft Heinz Foods Company(a)	7.1250	08/01/39	94,922

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.3% (Continued)
	FOOD — 0.4% (Continued)
83,000	Kraft Heinz Foods Company	5.0000	06/04/42	$ 94,819
80,000	Kraft Heinz Foods Company	5.2000	07/15/45	93,004
88,000	Kraft Heinz Foods Company	4.3750	06/01/46	93,346
82,000	Kraft Heinz Foods Company	4.8750	10/01/49	93,725
211,000	Post Holdings, Inc.(a)	5.7500	03/01/27	216,813
102,000	Post Holdings, Inc.(a)	4.6250	04/15/30	98,447
104,000	Post Holdings, Inc.(a)	4.5000	09/15/31	99,104
				1,180,889
	FORESTRY, PAPER & WOOD PRODUCTS — 0.1%
220,000	Louisiana-Pacific Corporation(a)	3.6250	03/15/29	215,930

	HEALTH CARE FACILITIES & SERVICES — 0.5%
95,000	Centene Corporation	4.6250	12/15/29	98,937
99,000	Centene Corporation	3.3750	02/15/30	97,309
100,000	Centene Corporation	3.0000	10/15/30	97,190
104,000	Centene Corporation	2.5000	03/01/31	96,824
100,000	CHS/Community Health Systems, Inc.(a)	6.8750	04/15/29	99,033
216,000	DaVita, Inc.(a)	4.6250	06/01/30	210,474
108,000	DaVita, Inc.(a)	3.7500	02/15/31	99,412
92,000	HCA, Inc.	5.3750	02/01/25	98,566
193,000	HCA, Inc.	5.8750	02/15/26	210,342
87,000	HCA, Inc.	5.6250	09/01/28	97,015
97,000	HCA, Inc.	3.5000	09/01/30	97,163
97,000	Tenet Healthcare Corporation(a)	6.1250	10/01/28	97,313
193,000	Tenet Healthcare Corporation	6.8750	11/15/31	208,793
				1,608,371
	HOME & OFFICE PRODUCTS — 0.1%
210,000	Newell Brands, Inc.	4.3500	04/01/23	214,047
94,000	Newell Brands, Inc.	4.2000	04/01/26	98,827
				312,874
	HOME CONSTRUCTION — 0.1%
139,000	Beazer Homes USA, Inc. B	6.7500	03/15/25	141,940
212,000	Toll Brothers Finance Corporation B	4.3750	04/15/23	217,111
				359,051

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.3% (Continued)
	HOUSEHOLD PRODUCTS — 0.1%
208,000	Avon Products, Inc.	7.0000	03/15/23	$ 213,680

	INSURANCE — 0.2%
219,000	Genworth Holdings, Inc.	4.8000	02/15/24	223,052
42,000	MBIA, Inc.	6.6250	10/01/28	43,089
207,000	Radian Group, Inc.	4.5000	10/01/24	211,870
				478,011
	INTERNET MEDIA & SERVICES — 0.1%
89,000	Netflix, Inc.	4.8750	04/15/28	97,833
84,000	Netflix, Inc.	5.8750	11/15/28	97,442
188,000	Netflix, Inc.(a)	4.8750	06/15/30	209,633
				404,908
	LEISURE FACILITIES & SERVICES — 0.5%
105,000	1011778 BC ULC / New Red Finance, Inc.(a)	4.0000	10/15/30	97,357
97,000	Carnival Corporation(a)	7.6250	03/01/26	99,116
100,000	Carnival Corporation(a)	5.7500	03/01/27	96,232
135,000	Carnival Corporation	6.6500	01/15/28	134,603
104,000	Hilton Domestic Operating Company, Inc.(a)	3.6250	02/15/32	98,874
201,000	MGM Resorts International	5.7500	06/15/25	211,307
101,000	NCL Corporation Ltd.(a)	5.8750	03/15/26	96,375
214,000	Royal Caribbean Cruises Ltd.	5.2500	11/15/22	214,752
100,000	Royal Caribbean Cruises Ltd.(a)	5.5000	04/01/28	97,265
205,000	Yum! Brands, Inc.(a)	7.7500	04/01/25	215,011
				1,360,892
	METALS & MINING — 0.1%
101,000	FMG Resources August 2006 Pty Ltd.(a)	4.3750	04/01/31	101,817
82,000	Freeport-McMoRan, Inc.	5.4500	03/15/43	96,564
98,000	Novelis Corporation(a)	4.7500	01/30/30	97,898
				296,279
	OIL & GAS PRODUCERS — 0.9%
216,000	Antero Resources Corporation	5.0000	03/01/25	219,307
204,000	Apache Corporation	4.8750	11/15/27	212,078
91,000	Apache Corporation	5.1000	09/01/40	95,594
98,000	Cheniere Energy Partners, L.P.	4.0000	03/01/31	97,649

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.3% (Continued)
	OIL & GAS PRODUCERS — 0.9% (Continued)
39,000	Cheniere Energy, Inc.(a)	4.6250	10/15/28	$ 39,650
73,000	Cheniere Energy, Inc.	4.6250	10/15/28	74,217
95,000	Comstock Resources, Inc.(a)	6.7500	03/01/29	97,890
85,000	Continental Resources Inc/OK(a)	5.7500	01/15/31	97,031
214,000	EQM Midstream Partners, L.P.	4.0000	08/01/24	213,691
96,000	EQT Corporation	3.9000	10/01/27	96,867
199,000	Murphy Oil Corporation	7.0500	05/01/29	213,304
220,000	New Fortress Energy, Inc.(a)	6.7500	09/15/25	208,850
105,000	New Fortress Energy, Inc.(a)	6.5000	09/30/26	98,361
101,000	NGL Energy Operating, LLC / NGL Energy Finance(a)	7.5000	02/01/26	102,199
100,000	Occidental Petroleum Corporation	2.9000	08/15/24	100,337
201,000	Occidental Petroleum Corporation	5.5500	03/15/26	214,849
101,000	Occidental Petroleum Corporation	3.5000	08/15/29	99,639
76,000	Occidental Petroleum Corporation	8.8750	07/15/30	98,654
83,000	Occidental Petroleum Corporation	6.6250	09/01/30	97,555
85,000	Occidental Petroleum Corporation	6.1250	01/01/31	98,249
80,000	Occidental Petroleum Corporation	6.4500	09/15/36	97,310
161,000	Ovintiv, Inc.	8.1250	09/15/30	212,650
93,000	Western Midstream Operating, L.P.	5.3000	02/01/30	97,568
				2,983,499
	OIL & GAS SERVICES & EQUIPMENT — 0.2%
245,000	Nabors Industries, Inc.	5.7500	02/01/25	226,993
278,000	Transocean, Inc.(a)	8.0000	02/01/27	210,274
				437,267
	REAL ESTATE INVESTMENT TRUSTS — 0.3%
213,000	Iron Mountain, Inc.(a)	4.8750	09/15/27	213,933
98,000	Iron Mountain, Inc.(a)	5.2500	07/15/30	97,476
215,000	iStar, Inc.	4.2500	08/01/25	213,819
101,000	MPT Operating Partnership, L.P. / MPT Finance	3.5000	03/15/31	97,256
99,000	SBA Communications Corporation	3.8750	02/15/27	100,151
106,000	SBA Communications Corporation	3.1250	02/01/29	98,948
				821,583

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.3% (Continued)
	REAL ESTATE SERVICES — 0.1%
212,000	Realogy Group, LLC / Realogy Co-Issuer Corporation(a)	4.8750	06/01/23	$ 217,523

	RETAIL - CONSUMER STAPLES — 0.2%
104,000	Albertsons Companies Inc / Safeway Inc / New(a)	3.5000	03/15/29	98,366
178,000	New Albertsons, L.P.	8.0000	05/01/31	212,725
236,000	Rite Aid Corporation B	7.7000	02/15/27	206,191
120,000	Safeway, Inc.	7.2500	02/01/31	138,283
				655,565
	RETAIL - DISCRETIONARY — 0.2%
215,000	Macy's Retail Holdings, LLC	3.6250	06/01/24	217,988
101,000	Magic MergerCo, Inc.(a)	7.8750	05/01/29	92,586
224,000	Staples, Inc.(a)	10.7500	04/15/27	209,187
				519,761
	SEMICONDUCTORS — 0.1%
206,000	Amkor Technology, Inc.(a)	6.6250	09/15/27	216,712

	SPECIALTY FINANCE — 0.2%
210,000	Navient Corporation	5.5000	01/25/23	214,683
208,000	OneMain Finance Corporation	5.6250	03/15/23	214,753
91,000	OneMain Finance Corporation	6.8750	03/15/25	99,032
89,000	OneMain Finance Corporation	7.1250	03/15/26	97,988
				626,456
	STEEL — 0.1%
208,000	United States Steel Corporation	6.6500	06/01/37	217,045

	TECHNOLOGY HARDWARE — 0.3%
172,000	Dell, Inc.	7.1000	04/15/28	207,540
99,000	Imola Merger Corporation(a)	4.7500	05/15/29	96,475
137,000	Pitney Bowes, Inc.	4.6250	03/15/24	139,832
93,000	Western Digital Corporation	4.7500	02/15/26	97,926
212,000	Xerox Corporation	3.8000	05/15/24	216,225
				757,998

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.3% (Continued)
	TECHNOLOGY SERVICES — 0.1%
189,000	Sabre GLBL, Inc.(a)	9.2500	04/15/25	$ 211,759
201,000	Unisys Corporation(a)	6.8750	11/01/27	214,318
				426,077
	TELECOMMUNICATIONS — 0.6%
199,000	CenturyLink, Inc.	7.5000	04/01/24	212,875
92,000	Embarq Corporation	7.9950	06/01/36	94,841
215,000	Frontier Communications Corporation(a)	5.0000	05/01/28	213,342
81,000	Sprint Capital Corporation	6.8750	11/15/28	96,878
68,000	Sprint Capital Corporation	8.7500	03/15/32	94,794
92,000	Sprint Corporation	7.8750	09/15/23	99,470
90,000	Sprint Corporation	7.1250	06/15/24	98,208
88,000	Sprint Corporation	7.6250	02/15/25	98,043
181,000	Sprint Corporation	7.6250	03/01/26	207,516
84,000	Telecom Italia Capital S.A.	7.2000	07/18/36	89,167
81,000	Telecom Italia Capital S.A.	7.7210	06/04/38	87,397
217,000	T-Mobile USA, Inc.	4.0000	04/15/22	217,714
98,000	T-Mobile USA, Inc.	3.5000	04/15/31	95,775
85,000	Vodafone Group plc(b)	7.0000	04/04/79	97,830
96,000	Windstream Escrow, LLC / Windstream Escrow Finance(a)	7.7500	08/15/28	96,972
105,000	Zayo Group Holdings, Inc.(a)	4.0000	03/01/27	99,332
				2,000,154
	TRANSPORTATION & LOGISTICS — 0.4%
220,000	American Airlines Group, Inc.(a)	5.0000	06/01/22	221,883
82,000	American Airlines, Inc.(a)	11.7500	07/15/25	99,459
97,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)	5.5000	04/20/26	99,183
95,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)	5.7500	04/20/29	97,419
219,000	Delta Air Lines, Inc.	3.6250	03/15/22	219,090
87,000	Delta Air Lines, Inc.	7.3750	01/15/26	99,014
97,000	Hawaiian Brand Intellectual Property Ltd.(a)	5.7500	01/20/26	99,350
213,000	United Airlines Holdings, Inc.	5.0000	02/01/24	216,468
99,000	United Airlines, Inc.(a)	4.3750	04/15/26	98,443

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.3% (Continued)
	TRANSPORTATION & LOGISTICS — 0.4% (Continued)
99,000	United Airlines, Inc.(a)	4.6250	04/15/29	98,127
				$ 1,348,436
	TOTAL CORPORATE BONDS (Cost $25,166,614)			24,158,023

	U.S. GOVERNMENT & AGENCIES — 26.4%
	U.S. TREASURY BILLS — 6.0%
17,629,000	United States Treasury Bill(c)	–	01/26/23	17,494,952

	U.S. TREASURY NOTES — 26.4%
12,572,000	United States Treasury Note	0.8750	01/31/24	12,500,791
10,074,000	United States Treasury Note	1.1250	01/15/25	10,003,561
10,056,000	United States Treasury Note	1.5000	01/31/27	10,001,006
3,620,000	United States Treasury Note	3.1250	11/15/28	3,940,992
3,017,000	United States Treasury Note	2.6250	02/15/29	3,193,306
3,015,000	United States Treasury Note	2.3750	05/15/29	3,145,257
2,413,000	United States Treasury Note	1.5000	02/15/30	2,369,453
7,309,000	United States Treasury Note	0.6250	08/15/30	6,656,330
3,151,000	United States Treasury Note	0.8750	11/15/30	2,925,383
4,291,000	United States Treasury Note	1.6250	05/15/31	4,239,709
				58,975,788
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $77,680,069)			76,470,740

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 34.9%
	MONEY MARKET FUNDS - 34.9%
100,955,195	First American Government Obligations Fund, Class X, 0.03% (Cost $100,955,195)(d)			100,955,195

	TOTAL INVESTMENTS - 69.6% (Cost $203,801,878)			$ 201,583,958
	OTHER ASSETS IN EXCESS OF LIABILITIES- 30.4%			88,087,950
	NET ASSETS - 100.0%			$ 289,671,908

REDWOOD MANAGED VOLATILITY FUND
January 31, 2022 (Unaudited)

CREDIT DEFAULT SWAP AGREEMENTS
Description	Counterparty	Fixed Deal (Pay)Rate	Shares	Expiration Date	Pay/Receive Fixed Rate	Notional Value	Fixed Rate	Fair Value	Amortized Upfront Payments Paid	Unrealized Depreciation
To Sell Protection - CDX HY CDSI S37 5Y PRC, pays Quarterly	BNP Paribas	5.00%	92,000,000	12/20/2026	Receive	$ 92,000,000	5.00%	(2,969,049)	(2,430,637)	$ (538,412)

TOTAL RETURN SWAPS
Description	Counterparty	Notional Value	Number of Shares	Interest Rate Payable	Maturity Date	Unrealized Depreciation
BlackRock High Yield Bond Fund – Institutional Class	Goldman Sachs	$ 17,953,677	2,290,010	3-Mth USD_LIBOR + 300 bps	12/31/2022	$ (26,106)
Nuveen High Yield Municipal	Barclays	3,000,000	162,338	3-Mth USD_LIBOR + 150 bps	9/29/2024	(90,858)
TOTAL	$ (116,964)

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

BNP	BNP Paribas

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022 the total market value of 144A securities is 9,031,291 or 3.1% of net assets.
(b)	Variable rate security; the rate shown represents the rate on January 31, 2022.
(c)	Zero coupon bond.
(d)	Rate disclosed is the seven day effective yield as of January 31, 2022.

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 4.5%
	FIXED INCOME - 4.5%
51,517	American Century High-Yield Municipal Fund, Class I	$ 515,689
281,703	BlackRock High Yield Municipal Fund, Institutional Class	2,904,359
61,248	MFS Municipal High Income Fund	515,091
55,721	Northern High Yield Municipal Fund	492,019
33,258	Nuveen High Yield Municipal Bond Fund, Class I	594,650
50,106	Nuveen Short Duration High Yield Municipal Bond	521,603
56,026	PIMCO High Yield Municipal Bond Fund, Institutional Class	533,929
74,379	Pioneer High Income Municipal Fund, Class Y	537,017
36,027	Western Asset Municipal High Income Fund, Class I	505,823
	TOTAL OPEN END FUNDS (Cost $7,326,952)	7,120,180

	SHORT-TERM INVESTMENTS — 91.4%
	MONEY MARKET FUNDS - 91.4%
103,228,711	BlackRock Liquidity Funds MuniCash, Institutional Class, 0.01%(a)	103,228,711
8,387,044	First American Government Obligations Fund, Class X, 0.03%(a)	8,387,044
8,149,097	JPMorgan Municipal Money Market Fund, Agency Class, 0.01%(a)	8,149,097
25,106,783	JPMorgan Tax Free Money Market Fund, Agency Class, 0.01%(a)	25,106,783
	TOTAL MONEY MARKET FUNDS (Cost $144,871,944)	144,871,635

	TOTAL SHORT-TERM INVESTMENTS (Cost $144,871,944)	144,871,635

	TOTAL INVESTMENTS - 95.9% (Cost $152,198,896)	$ 151,991,815
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.1%	6,567,004
	NET ASSETS - 100.0%	$ 158,558,819

(a)	Rate disclosed is the seven day effective yield as of January 31, 2022.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 71.3%
	United States — 71.3%
10,000,000 USD	United States Treasury Note	1.3750	02/15/23	$ 10,059,893
31,692,000 USD	United States Treasury Note	1.1250	01/15/25	31,470,404
31,655,000 USD	United States Treasury Note	1.5000	01/31/27	31,481,887
14,326,000 USD	United States Treasury Note	1.3750	12/31/28	13,982,400
17,502,000 USD	United States Treasury Note	1.7500	01/31/29	17,511,571
11,000,000 USD	United States Treasury Note	1.5000	02/15/30	10,801,485
32,701,000 USD	United States Treasury Note	1.3750	11/15/31	31,518,142
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $147,525,813)			146,825,782

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 85.3%
	MONEY MARKET FUNDS - 85.3%
169,354,314	First American Government Obligations Fund, Class X, 0.03%(a)			169,354,314
6,318,374	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, Institutional Class, 0.06%(a)			6,319,637
	TOTAL MONEY MARKET FUNDS (Cost $175,673,951)			175,673,951

	TOTAL SHORT-TERM INVESTMENTS (Cost $175,673,951)			175,673,951

	TOTAL INVESTMENTS - 156.6% (Cost $323,199,764)			$ 322,499,733
	LIABILITIES IN EXCESS OF OTHER ASSETS - (56.6)%			(116,576,192)
	NET ASSETS - 100.0%			$ 205,923,541

(a)	Rate disclosed is the seven day effective yield as of January 31, 2022.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares				Fair Value
	OPEN END FUNDS — 0.1%
	FIXED INCOME - 0.1%
9,700	Nuveen California High Yield Municipal Bond Fund			$ 97,101
5,524	Nuveen High Yield Municipal Bond Fund, Class I			98,768
	TOTAL OPEN END FUNDS (Cost $202,134)			195,869

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 31.1%
	U.S. TREASURY NOTES — 10.0%
18,136,000	United States Treasury Note	1.1250	01/15/25	18,009,189
18,108,000	United States Treasury Note	1.5000	01/31/27	18,008,972
1,954,000	United States Treasury Note	3.1250	11/15/28	2,127,265
1,628,000	United States Treasury Note	2.6250	02/15/29	1,723,136
1,630,000	United States Treasury Note	2.3750	05/15/29	1,700,421
10,003,000	United States Treasury Note	1.5000	02/15/30	9,822,477
3,944,000	United States Treasury Note	0.6250	08/15/30	3,591,813
1,701,000	United States Treasury Note	0.8750	11/15/30	1,579,206
2,316,000	United States Treasury Note	1.6250	05/15/31	2,288,317
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $60,046,967)			58,850,796

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 1.3%
	MONEY MARKET FUNDS - 1.3%
2,531,752	Goldman Sachs Financial Square Government Fund"", 0.03% (Cost $2,531,752)(a)			2,531,752

	TOTAL INVESTMENTS - 32.5% (Cost $62,780,853)			$ 61,578,417
	OTHER ASSETS IN EXCESS OF LIABILITIES- 67.5%			127,864,783
	NET ASSETS - 100.0%			$ 189,443,200

(a)	Rate disclosed is the seven day effective yield as of January 31, 2022.